Equity - Profit (loss) per share - Discontinuing operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Shareholders' equity, net [Line Items]
(Loss) profit from discontinued operations	$ (6,848,000)	$ 478,547,000	$ (387,604,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share	$ (0.03)	$ 1.88	$ (1.53)
Profit (loss) per diluted share	$ (0.03)	$ 1.88	$ (1.53)
Percentage of tax on dividends	5.00%
Discontinued operations
Disclosure of Shareholders' equity, net [Line Items]
(Loss) profit from discontinued operations	$ (6,848,000)	$ 478,547,000	$ (387,604,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share	$ (0.03)	$ 1.88	$ (1.53)
Profit (loss) per diluted share	$ (0.03)	$ 1.88	$ (1.53)